COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitment [Abstract]
Disclosure of detailed information about contractual obligations [Table Text Block]
	Less than 1 year	1 to 3 years	Over 4 years	Total
Trade and other payables	$1,089,219	$-	$-	$1,089,219
Loans payable principal and interest payments	648,887	6,527,950	-	7,176,837
Payments related to acquisition of royalties and streams	-	5,333,151	-	5,333,151
Total commitments	$1,738,106	$11,861,101	$-	$13,599,207